Share Incentive Plan - Schedule of Fair Value of Share Options Granted to Employees And Directors (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate, minimum	1.43%	2.65%	1.89%
Risk free interest rate, maximum	2.61%	3.12%	2.83%
Expected term (in years)		6 years	6 years
Expected volatility		59.00%	57.00%
Expected volatility, minimum	55.00%
Expected volatility, maximum	58.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 4 months 24 days